Impairment	12 Months Ended
Dec. 31, 2023
Impairment and Reversal of Impairment and Goodwill [Abstract]
Impairment
15. IMPAIRMENT

The Company's impairment expense in respect of the following CGUs for the year ended December 31, 2023 were as follows:

	2023	2022
Shahuindo	$36.2	$—
Morococha	42.4	—
Dolores	—	99.1
	$78.6	$99.1
The Company reviews each of its CGUs, represented by its principal producing mining properties and significant development projects, for indicators of impairment or impairment reversal each period end. The CGU carrying amount for purposes of this assessment includes the carrying value of the mineral properties plant and equipment and goodwill less deferred tax liabilities and closure and decommissioning liabilities related to each CGU.
2023 Indicators of Impairment
a.Shahuindo
In the fourth quarter of 2023 the Company determined that the non-operating crushing and agglomeration plant located at the Shahuindo operation (the "C&A Plant") would not be used during the planned Shahuindo life of operations, and plans were established to commence dismantling the C&A Plant in 2024. This decision was partially informed by the beneficial tax treatment of dismantling the C&A Plant. Based on this decision a $36.2 million impairment charge was recorded to fully impair the value of the C&A Plant.
b.Morococha
In June 2023 the Company entered into a binding agreement to sell its interest in CMA, Pan American’s Peruvian subsidiary that owned the Morococha mine in Peru. In the second quarter of 2023 a pre-tax impairment charge of $42.4 million was recorded on the CMA net assets to bring the carrying value to the $25.0 million consideration amount (Note 9).
2022 Indicators of Impairment
a.Dolores
On June 30, 2022 the Company identified an impairment indicator in the Dolores Mine CGU due to the year-to-date 2022 silver and gold production being less than that expected by management, driven by an ore reconciliation shortfall experienced in a recent higher grade phase of the Dolores open pit mined in 2022, which was expected to affect production for the remainder of the year combined with the impact of inflationary pressures on this asset which has a shorter remaining mine life. Accordingly, management completed a recoverable value assessment of the Dolores Mine CGU, with, the Company recognizing an impairment expense of $99.1 million, against the carrying value of the Dolores Mine CGU at June 30, 2022, and recorded an NRV adjustment of $55.4 million (Note 12) (Collectively, the "Dolores Impairment").
The recoverable amount was determined applying a fair value less cost to sell methodology based on future after-tax cash flows expected to be derived from Dolores Mine discounted with a 6% weighted average cost of capital, a Level 3 fair value measurement. The projected cash flows used in impairment testing are significantly affected by changes in assumptions for metal prices, changes in the amount of recoverable reserves, production costs estimates and capital expenditures estimates. For the year ended December 31, 2022, the Company's impairment testing incorporated the following key assumptions:
i.Pricing Assumptions
Metal pricing included in the cash flow projections is based on consensus analyst pricing. The metal price assumptions used in the impairment assessment were the following:

	At June 30, 2022
	2022-2025 Average	2026 and long-term
Gold (per ounce)	$1,802	$1,651
Silver (per ounce)	23.56	21.77
ii.Additional Dolores-specific assumptions affecting the recoverable amount assessment
In 2022, the recoverable amount of the Dolores Mine CGU was negatively impacted by the following:
1.the updated mineral resource and remaining life of mine plan that indicated a reduction in the assumed grades for a phase to be mined in 2022, following 2022 year-to-date silver and gold production being less than expected due to lower than expected grades encountered in this section of the open pit;
2.inflationary pressures, which particularly affected this shorter-life asset where most of the mining would be completed in the next two years;
3.the suspension of underground mining operations in the first half of 2022 due to inflationary cost pressures, and the subsequent reclassification of underground mineral reserves to mineral resources; and a reduction in the expected duration of leaching to the year 2030.